Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 587	$ (2,379)	[1]	$ 2,194	[1]
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits		38	(8)		5
Change in the Fair Value of Equity Instruments at FVOCI	[2]	0	0		12
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		(129)	(44)		(228)
Total Other Comprehensive Income (Loss), Net of Tax		(91)	(52)		(211)
Comprehensive Income (Loss)		$ 496	$ (2,431)		$ 1,983

[1]	See Note 3(w) for revisions to comparative results.
[2]	Fair value through other comprehensive income (loss) (“FVOCI”).